INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Deferred tax assets valuation allowance	$ 13,344,000	$ 11,630,000
Change in valuation allowance	1,715,000	2,139,000
Net operating loss carry forwards	$ 23,200,000
Net operating loss carry forwards expiration date	Dec. 31, 2033